Schedule of Activity in Carrying Value of Real Estate Loans and Residential Mortgage Loans (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012		Dec. 31, 2012 Real Estate Loans Held For Sale	Dec. 31, 2010 Real Estate Loans Held For Sale	Dec. 31, 2011 Real Estate Loans Held For Sale Restated	Dec. 31, 2012 Residential Mortgage Loans Held For Sale	Dec. 31, 2010 Residential Mortgage Loans Held For Sale	Dec. 31, 2011 Residential Mortgage Loans Held For Sale Restated	Dec. 31, 2012 Residential Mortgage Loans Held For Investment		Dec. 31, 2010 Residential Mortgage Loans Held For Investment	Dec. 31, 2011 Residential Mortgage Loans Held For Investment Restated
Carrying Value	$ 843,132	[1]	$ 813,580	$ 573,862		$ 2,687	$ 383,647		$ 331,236
Purchases / additional fundings			109,491	113,733	384,850
Interest accrued to principal balance			22,835	12,535	19,507
Principal paydowns			(129,950)	(136,078)	(270,767)	(686)	(34,781)	(8,818)	(38,182)		(10,916)	(30,514)
Sales				(51,225)	(125,141)
Transfer to held for investment							(135,942)	(238,721)			135,942	238,721
Transfer to other investments				(24,907)
Valuation (allowance) reversal on loans			28,213	299,620	21,629	493	41,227	(2,864)	(4,119)	[2]	(960)	(3,602)	[2]
Loss on repayment of loans held-for-sale			(1,614)
Accretion of loan discount and other amortization					(7)				4,002		1,035	2,371
Deconsolidation of CDO VII				(5,453)
Other			577	518	904	(23)	(938)	(123)	(476)		(127)	(714)
Carrying Value	$ 843,132	[1]	$ 843,132	$ 782,605		$ 2,471	$ 253,213		$ 292,461		$ 124,974

[1]	(1) Based on the final extended maturity date of each loan investment as of December 31, 2012.
[2]	(C) The allowance for credit losses was determined based on the guidance for loans acquired with deteriorated credit quality.